Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Included in the Company’s Condensed Consolidated Balance Sheets	The following table summarizes the carrying amounts of Levo assets and liabilities included in the Company’s condensed consolidated balance sheets at September 30, 2023 and December 31, 2022:
	September 30, 2023	December 31, 2022
Assets
Cash	$27,225	$27,629
Prepaid expenses and other current assets	1,874	59,794
Total Assets	$29,099	$87,423

Liabilities
Accounts payable	$13,680	$8,165
Accrued expenses and dividend payable	538,667	336,713
Derivative liability – non-controlling redeemable preferred shares	285,640	359,225
Total Liabilities	$837,987	$704,103
The creditors of the consolidated VIE do not have recourse to the Company other than to the assets of the consolidated VIEs. The following table summarizes the carrying amounts of Levo assets and liabilities included in the Company’s consolidated balance sheets:
	December 31, 2022	December 31, 2021
Assets
Cash	$27,629	$28,446
Prepaid expenses and other current assets	59,794	—
Total Assets	$87,423	$28,446

Liabilities
Accounts payable	$8,165	$—
Accrued expenses and dividend payable	336,713	$116,754
Derivative liability – non-controlling redeemable preferred shares	359,225	511,948
Total Liabilities	$704,103	$628,702